FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 1,031	$ 1,008
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	5	5	$ 4
Derivative financial assets	$ 27	$ 29